Leases - Schedule of Lease Term (Details)	Dec. 31, 2025
Office in Wanchai, Hong Kong
Lessee, Lease, Description [Line Items]
Lease term	2 years
Office at Wanchai, Hong Kong
Lessee, Lease, Description [Line Items]
Lease term	2 years
Office at Central, Hong Kong
Lessee, Lease, Description [Line Items]
Lease term	2 years